SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other current assets
Government institutions		$ 803	$ 1,822
Prepaid expenses		4,340	2,363
Other account receivables		4,811	4,612
Interest receivable		2,184	2,161
Restricted bank deposits		3,179	3,061
Other		681	798
Other current assets, Total		15,998	14,817
Property and equipment, net
Computers, electronic equipment and software		19,432	12,538
Vehicles		1,241	1,007
Office furniture and equipment		1,047	759
Leasehold improvements		6,365	4,071
Equipment		545	476
Prepayment of property	[1]	2,357	745
Property and equipment, Gross		30,987	19,596
Less - accumulated depreciation		12,654	8,565
Property and equipment, net		18,333	11,031
Account payable and accrued expenses
Account payable		26,832	17,461
Accrued expenses		12,583	7,132
Account payable and accrued expenses Total		39,415	24,593
Other current Liabilities
Institutions		2,548	1,490
Advances from NRE arrangements		2,632	2,628
Advances from customers		1,169	1,712
Other		816	857
Other current Liabilities		$ 7,165	$ 6,687

[1]	See also note 7a.